Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
7. RELATED PARTY TRANSACTIONS
In June 2019, the Company entered into two customer contracts with an affiliate of one of its primary investors. Related to these contracts, as of June 30, 2021 and December 31, 2020, the Company recorded $0.5 million and $1.4 million in net deferred fulfillment costs, respectively, and $1.4 million and $4.6 million in contract liabilities, respectively. For the three and six months ended June 30, 2021, the Company recognized approximately $1.5 million and $3.1 million in revenue and approximately $0.4 million and $1.2 million in cost of revenue related to these customer contracts, respectively. For the three and six months ended June 30, 2020, the Company recognized approximately $2.4 million and $6.2 million in revenue and approximately $1.1 million and $2.7 million in cost of revenue related to these customer contracts, respectively.
In October 2019, the Company issued a Partial Recourse Secured Promissory Note (the “Promissory Note”) to an executive officer for approximately $9.9 million with an interest rate of 1.86% per annum compounded
a
nnually. Under the terms of the Promissory Note, the officer will be personally liable for 51% of the unpaid balance of the principal and any accrued interest. The entire principal amount was used to purchase 1,191,872 shares of restricted stock. The Promissory Note is collateralized by the restricted common stock. The Company determined that the entire Promissory Note must be treated as non-recourse;
as such, the balance of the note and related accrued interest are not presented on the consolidated balance sheet. Refer to Note 9 for further information on the treatment of stock-based compensation related to these purchased shares.
On February 23, 2021 the Company entered into a Stock Repurchase Agreement with the executive officer. In the Stock Repurchase Agreement, the Company’s Board of Directors authorized the repurchase of a sufficient number of vested shares of common stock from the executive officer, at a per share price equal to the per share price as defined in the Merger Agreement. The sale and repurchase will repay in full all of the outstanding principal and accrued interest under the Promissory Note and is contingent upon the completion of the business combination. Refer to Note 14 “Subsequent Events” for further details.

7. RELATED PARTY TRANSACTIONS
In June 2019, the Company entered into two customer contracts with an affiliate of one of its primary investors. Related to these contracts, as of December 31, 2020 and 2019, the Company recorded $1.4 million and $(0.6 million) in net deferred fulfillment costs, respectively, and $4.6 million and $7.4 million in contract liabilities, respectively. For the years ended December 31, 2020 and 2019, the Company recognized approximately $9.8 million and $4.8 million in revenue and approximately $4.3 million and $2.1 million in cost of revenue related to these customer contracts, respectively.
In October 2019, the Company issued a Partial Recourse Secured Promissory Note (the “Promissory Note”) to an executive officer for approximately $9.9 million with an interest rate of 1.86% per annum compounded annually. Under the terms of the Promissory Note, the
officer
will be personally liable for 51% of the unpaid balance of the principal and any accrued interest. The entire principal amount was used to purchase 1,191,872 shares of restricted stock. The Promissory Note is collateralized by the restricted common stock. The Company determined that the entire Promissory Note must be treated as non-recourse;
as such, the balance of the note and related accrued interest are not presented on the consolidated balance sheet. Refer to Note 9 for further information on the treatment of stock-based compensation related to these purchased shares and Note 14 for information related to anticipated repayment of the Promissory Note.